Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Insurance revenue	$ 31,064.1	$ 26,934.8
Distribution of insurance revenue	100.00%	100.00%
Property
Segmented Information
Insurance revenue	$ 10,796.9	$ 9,743.2
Distribution of insurance revenue	34.80%	36.20%
Casualty
Segmented Information
Insurance revenue	$ 16,820.5	$ 14,948.4
Distribution of insurance revenue	54.10%	55.50%
Specialty
Segmented Information
Insurance revenue	$ 3,446.7	$ 2,243.2
Distribution of insurance revenue	11.10%	8.30%
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	$ 30,874.5	$ 26,799.3
Property and Casualty Insurance and Reinsurance | Property
Segmented Information
Insurance revenue	10,796.9	9,743.2
Property and Casualty Insurance and Reinsurance | Casualty
Segmented Information
Insurance revenue	16,809.6	14,935.2
Property and Casualty Insurance and Reinsurance | Specialty
Segmented Information
Insurance revenue	3,268.0	2,120.9
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,731.8	8,077.7
Property and Casualty Insurance and Reinsurance | North American Insurers | Property
Segmented Information
Insurance revenue	2,282.2	2,001.5
Property and Casualty Insurance and Reinsurance | North American Insurers | Casualty
Segmented Information
Insurance revenue	5,929.3	5,634.6
Property and Casualty Insurance and Reinsurance | North American Insurers | Specialty
Segmented Information
Insurance revenue	520.3	441.6
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,513.0	15,480.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Property
Segmented Information
Insurance revenue	5,665.1	5,848.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Casualty
Segmented Information
Insurance revenue	8,600.6	8,561.7
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Specialty
Segmented Information
Insurance revenue	1,247.3	1,070.3
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	6,629.7	3,241.4
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Property
Segmented Information
Insurance revenue	2,849.6	1,893.5
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Casualty
Segmented Information
Insurance revenue	2,279.7	738.9
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Specialty
Segmented Information
Insurance revenue	1,500.4	609.0
Life insurance and Run-off
Segmented Information
Insurance revenue	189.6	135.5
Life insurance and Run-off | Casualty
Segmented Information
Insurance revenue	10.9	13.2
Life insurance and Run-off | Specialty
Segmented Information
Insurance revenue	$ 178.7	$ 122.3